Going Concern and Liquidity (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 33,684,432		$ 25,096,983	$ 20,085,947
Net loss	(8,587,449)		(5,011,036)
Cash	263,600		133,644	1,490,686
Working capital deficit	10,938,623		2,222,990
Proceeds from debt	2,177,452	$ 1,955,000	4,115,961	1,675,000
Proceeds from related parties	2,164,500	1,480,777	1,905,777	498,380
Proceeds from the sale of stock	825,000
Net cash provided by operation	$ 4,690,473	$ (2,580,818)	$ (2,983,251)	$ (1,045,665)